Adoption of IFRS 17 ‘Insurance Contracts' - Summary of adjustments to assets liabilities and equity (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of Adjustments to Assets Liabilities and Equity [Line Items]
Assets		₩ 739,764,256	₩ 691,795,333
Assets, Loans at amortized cost (policy loans)		449,295,238	411,739,562
Assets, Other		(26,401,598)	(29,925,844)
Assets, Total of adjustments for transition date					₩ (6,287,663)
Liabilities		680,943,223	635,473,468
Liabilities, Insurance contract liabilities	[1]	51,124,991	48,334,232
Other liabilities		(40,879,509)	(48,722,340)
Liabilities, Recognition of reinsurance contract liabilities		98,063	93,240
Liabilities, Total of adjustments for transition date					(6,965,191)
Equity		₩ 58,821,033	₩ 56,321,865	₩ 53,423,558		₩ 49,538,422
Equity, Total of adjustments for transition date					677,528
IFRS 4 [Member]
Disclosure of Adjustments to Assets Liabilities and Equity [Line Items]
Assets					648,152,185
Assets, Loans at amortized cost (policy loans)					(5,094,638)
Assets, Unamortized acquisition cost					(954,949)
Assets, Intercompany transactions with separate account for the consolidation presentation					45,458
Assets, Other	[2]				(161,677)
Liabilities					598,613,763
Liabilities, Insurance contract liabilities					(61,187,386)
Liabilities Intercompany transactions with separate account for the consolidation presentation					44,919
Other liabilities	[2]				(124,117)
Equity					49,538,422
Equity, Loans at amortized cost (policy loans)					(5,094,638)
Equity, Unamortized acquisition cost					(954,949)
Equity, Insurance contract liabilities					61,187,386
Equity, Intercompany transactions with separate account for the consolidation presentation					539
Equity, Other	[2]				(37,560)
IFRS 17 [Member]
Disclosure of Adjustments to Assets Liabilities and Equity [Line Items]
Assets					641,864,522
Assets, Reclassification of financial assets					(109,579)
Assets, Tax effects from adjustments					(12,278)
Assets, Total of adjustments for transition date					(6,287,663)
Liabilities					591,648,572
Liabilities, Recognition of insurance contract liabilities					53,774,915
Liabilities, Recognition of reinsurance contract liabilities					281,763
Liabilities, Tax effects from adjustments					244,715
Liabilities, Total of adjustments for transition date					(6,965,191)
Equity					50,215,950
Equity, Reclassification of financial assets					(109,579)
Equity, Recognition of insurance contract liabilities					(53,774,915)
Equity, Recognition of reinsurance contract liabilities					(281,763)
Equity, Tax effects from adjustments					(256,993)
Equity, Total of adjustments for transition date					₩ 677,528

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.
[2]	Consisted of elimination of accounts receivable (payable) and others that are measured as part of insurance contracts under IFRS 17.